Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Available-for-sale securities, amortized cost
Due within one year	$ 3,556	¥ 292,242
Due after one to five years	3,167	260,303
Due after five to ten years	1,634	134,331
Due after ten years	1,379	113,304
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	9,736	800,180
Available-for-sale securities, fair value
Due within one year	3,555	292,226
Due after one to five years	3,183	261,582
Due after five to ten years	1,614	132,667
Due after ten years	1,398	114,911
Available-for-sale Securities, Debt Securities, Total	9,750	801,386
Held-to-maturity securities, amortized cost
Due within one year	2	159
Due after one to five years	0	13
Due after ten years	531	43,658
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	533	43,830
Held-to-maturity securities, fair value
Due within one year	2	159
Due after one to five years	0	13
Due after ten years	566	46,477
Held-to-maturity Securities, Debt Maturities, Fair Value, Total	$ 568	¥ 46,649